Employee Postretirement Benefits (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Benefit Cost Information or Defined Benefit Plan and Other Postretirement Benefit Plan
Summarized financial information about postretirement plans, excluding defined contribution retirement plans, is presented below:

	Pension Benefits		Other Benefits
	Year Ended December 31
	2024	2023	2024	2023
Change in Benefit Obligation
Benefit obligation at beginning of year	$2,428	$2,398	$531	$533
Service cost	11	11	4	4
Interest cost	114	120	28	30
Actuarial (gain) loss(a)	(129)	58	(3)	13
Currency and other	(39)	56	(12)	5
Benefit payments from plans	(174)	(141)	—	—
Direct benefit payments	(8)	(8)	(51)	(54)
Settlements and curtailments	(5)	(66)	—	—
Benefit obligation at end of year	2,198	2,428	497	531
Change in Plan Assets
Fair value of plan assets at beginning of year	2,295	2,285	—	—
Actual return on plan assets	(32)	136	—	—
Employer contributions	14	24	—	—
Currency and other	(39)	57	—	—
Benefit payments	(174)	(141)	—	—
Settlements	(4)	(66)	—	—
Fair value of plan assets at end of year	2,060	2,295	—	—
Funded Status	$(138)	$(133)	$(497)	$(531)
(a)    The actuarial net gains in 2024 and actuarial net losses in 2023 were primarily due to discount rate increases and decreases, respectively.

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
Information for the Principal Plans and All Other Pension Plans

	Principal Plans		All Other Pension Plans		Total
	Year Ended December 31
	2024	2023	2024	2023	2024	2023
Projected benefit obligation (“PBO”)	$1,900	$2,123	$298	$305	$2,198	$2,428
Accumulated benefit obligation (“ABO”)	1,900	2,123	257	264	2,157	2,387
Fair value of plan assets	1,795	2,019	265	276	2,060	2,295

Pension Plans with an ABO in Excess of Plan Assets	Information for Pension Plans with an ABO in Excess of Plan Assets

	December 31
	2024	2023
ABO	$2,042	$2,259
Fair value of plan assets	1,874	2,093

Pension Plans with a PBO in Excess of Plan Assets	Information for Pension Plans with a PBO in Excess of Plan Assets

	December 31
	2024	2023
PBO	$2,048	$2,270
Fair value of plan assets	1,875	2,100

Components of Net Periodic Benefit Cost
Components of Net Periodic Benefit Cost

	Pension Benefits			Other Benefits
	Year Ended December 31
	2024	2023	2022	2024	2023	2022
Service cost	$11	$11	$14	$4	$4	$7
Interest cost	114	120	89	28	30	21
Expected return on plan assets(a)	(123)	(127)	(121)	—	—	—
Recognized net actuarial (gain) loss	40	39	34	—	(3)	1
Settlements and curtailments	2	35	52	—	—	—
Other	—	—	—	—	1	(1)
Net periodic benefit cost	$44	$78	$68	$32	$32	$28
(a)The expected return on plan assets is determined by multiplying the fair value of plan assets at the remeasurement date, typically the prior year-end adjusted for estimated current year cash benefit payments and contributions, by the expected long-term rate of return.

Weighted-Average Assumptions Used to Determine Net Cost
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for the Years Ended December 31

	Pension Benefits				Other Benefits
	Projected 2025	2024	2023	2022	2024	2023	2022
Discount rate	5.38%	4.93%	5.22%	2.73%	5.66%	5.92%	3.15%
Expected long-term return on plan assets	6.12%	5.60%	5.80%	3.80%	—	—	—
Rate of compensation increase	3.43%	3.49%	3.45%	3.28%	—	—	—
Weighted-Average Assumptions Used to Determine Benefit Obligations as of December 31

	Pension Benefits		Other Benefits
	2024	2023	2024	2023
Discount rate	5.38%	4.93%	6.04%	5.66%
Rate of compensation increase	3.43%	3.49%	—	—

Estimated Future Benefit Payments	Over the next ten years, we expect that the following gross benefit payments will occur:

	Pension Benefits	Other Benefits
2025	$176	$53
2026	179	55
2027	178	54
2028	177	52
2029	174	50
2030-2034	848	218

Pension Plan Assets of the Principal Plans Measured at Fair Value

	Fair Value Measurements as of December 31, 2024
	Total Plan Assets	Assets at Quoted Prices in Active Markets for Identical Assets (Level 1)	Assets at Significant Observable Inputs (Level 2)	Assets at Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents
Held directly	$25	$16	$9	$—
Fixed Income
Held directly
U.S. government and municipals	112	94	18	—
U.S. corporate debt	304	—	304	—
U.S. securitized	1	—	1	—
International bonds	50	—	50	—
Held through mutual and pooled funds measured at net asset value
U.S. government and municipals	289	—	—	—
Non-U.S. securitized	69	—	—	—
International bonds	509	—	—	—
Equity
Held directly
U.S. equity	14	14	—	—
International equity	11	11	—	—
Held through mutual and pooled funds measured at net asset value
Non-U.S. equity	2	—	—	—
Global equity	218	—	—	—
Insurance Contracts	194	—	—	194
Other	(3)	(3)	—	—
Total Plan Assets	$1,795	$132	$382	$194

	Fair Value Measurements as of December 31, 2023
	Total Plan Assets	Assets at Quoted Prices in Active Markets for Identical Assets (Level 1)	Assets at Significant Observable Inputs (Level 2)	Assets at Significant Unobservable Inputs (Level 3)
Cash and Cash Equivalents
Held directly	$34	$23	$11	$—
Fixed Income
Held directly
U.S. government and municipals	98	97	1	—
U.S. corporate debt	203	—	203	—
International bonds	38	—	38	—
Held through mutual and pooled funds measured at net asset value
U.S. government and municipals	85	—	—	—
U.S. corporate debt	408	—	—	—
Non-U.S. securitized	67	—	—	—
International bonds	591	—	—	—
Equity
Held directly
U.S. equity	21	21	—	—
International equity	15	15	—	—
Held through mutual and pooled funds measured at net asset value
Non-U.S. equity	3	—	—	—
Global equity	224	—	—	—
Insurance Contracts	230	—	—	230
Other	2	2	—	—
Total Plan Assets	$2,019	$158	$253	$230